Basic and Diluted Income (Loss) per Common Share - Computation of Basic and Diluted Net Loss per Common Share Using Two-class Method (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Radius Global Infrastructure, Inc. common shareholders			$ (182,091)
Adjustment for vested participating preferred stock			0
Net loss attributable to common shares	$ (78,310)	$ (7,579)	$ (182,091)
Stock dividend payment to holders of Series A Founder Preferred Stock		(31,391)
Net loss attributable to common stockholders	$ (78,310)	$ (38,970)
Denominator:
Weighted average common shares outstanding-basic and diluted	58,425,000	59,479,707	58,425,000
Basic and diluted loss per common share	$ (1.34)	$ (0.66)	$ (3.12)